Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
51.	Subsequent events
To enhance the shareholders’ value, the Company made a decision on the acquisition and retirement of treasury stock amounted to
~~W~~
500 billion based on the resolution of the board of directors on February 6, 2025.